Stockholder's Equity	6 Months Ended
Nov. 30, 2016
Stockholder's Equity [Abstract]
STOCKHOLDER'S EQUITY

5. STOCKHOLDER’S EQUITY

Between October 14 and 24, 2014, the Company authorized and issued 58,750,000 shares of common stock at $0.05 per share to various investors for net proceeds to the Company of $58,750.

On June 5, 2015, the Company decided to increase the authorized amount of common shares that can be issued from 70,000,000 to 500,000,000 with the same par value of $0.0001 per share. The Company also declared a Fifty (50) to One (1) forward stock split effective immediately.

During fiscal year 2016, the Company issued 42,500 Common Shares at $0.0001 par value to an attorney for legal services rendered.

At November 30, 2016, there are 500,000,000 shares of common stock at a par value of $0.0001 per share authorized and 259,196,500 issued and outstanding.

The 50-1 stock split has been shown retroactively.